Note 41 - Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - Reconciliation of Shareholders Equity to Regulatory Capital [Member] - EUR (€)
		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Shareholders Equity to Regulatory Capital [Line Items]
Total shareholders equity per accounting balance sheet (IASB IFRS)		€ 54,774,000,000	€ 55,857,000,000
Difference between equity per IASB IFRS / EU IFRS4	[1]	12,000,000	0
Shareholders equity per accounting balance sheet EU IFRS		54,785,600,000	55,857,000,000
Deconsolidation Consolidation of entities	[2]	264,600,000	(115,680,000)
Of which: [Abstract]
Additional paid-in capital		0	(12,150,000)
Retained earnings		264,600,000	(219,840,000)
Accumulated other comprehensive income (loss), net of tax		0	116,320,000
Total shareholders' equity per regulatory balance sheet		55,050,200,000	55,741,300,000
Noncontrolling interest based on transitional rules		804,650,000	837,400,000
Accrual for dividend and AT1 coupons	[3]	(410,640,000)	0
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period		0	0
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		55,444,200,000	56,578,690,000
Additional value adjustments		(1,430,120,000)	(1,738,060,000)
Other prudential filters (other than additional value adjustments)		(111,810,000)	(149,510,000)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		0	0
Goodwill and other intangible assets (net of related tax liabilities)		(4,634,600,000)	(6,514,690,000)
Deferred tax assets that rely on future profitability		(1,444,700,000)	(1,444,580,000)
Defined benefit pension fund assets		(772,280,000)	(891,750,000)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0	0
Other regulatory adjustments	[4]	(2,351,010,000)	(1,691,760,000)
Common Equity Tier 1 capital		€ 44,699,690,000	€ 44,148,340,000

[1]	Differences in equity per balance sheet result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter "Basis of preparation/impact of changes in accounting principles". These rules were initially applied in the first quarter 2020
[2]	IncludesEUR 0.4 billion increase due to regulatory changes from cost to at-equity treatment of subsidiaries and participations that are only consolidated under IFRS.
[3]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).
[4]	Includes EUR 0.4 billion capital deduction effective from April 2019 and EUR 0.3 billion effective from October 2016 based on regular ECB review, EUR 0.9 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards, EUR 0.1 billion negative amounts resulting from the calculation of expected loss amounts and EUR 0.7 billion capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures. Effective June 30, 2020, we make use of the IFRS 9 transitional provision as per Article 473a of the CRR resulting in CET 1 increase of EUR 0.1 billion as of December 31, 2020.